SEGMENTED INFORMATION (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Gains on Disposal of El Morro Stream	$ 33.0	$ 33.0	$ 0.0
Major Customer [Member]
Percentage of entity's revenue		79.00%	71.00%